PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
PREPAID EXPENSES

As at December 31, 2018 and 2017, the Company had the following prepaid expenses:

Market Registration Fees	8,751	7,685
Legal Retainer	13,460	-
Deposit with ANX	-	70,029
Prepaid Consulting Fees	-	26,025
Prepaid Management Fees (Note 13(a)(i))	-	55,573
	22,211	159,312